Loans and Allowance for Credit Losses, Impaired Loans, Average Recorded Investment and Interest Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	$ 20,633	$ 23,875	$ 24,537
Recognized interest income	1,130	1,251	1,360
Interest income:
Cash basis of accounting	299	353	412
Other	831	898	948
Total Commercial [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	4,740	5,247	3,640
Recognized interest income	224	240	245
Commercial and Industrial Loans [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	3,241	3,408	1,240
Recognized interest income	118	101	80
Commercial Real Estate Mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	1,328	1,636	2,128
Recognized interest income	91	128	140
Commercial Real Estate Construction [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	66	115	246
Recognized interest income	14	11	25
Lease Financing [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	105	88	26
Recognized interest income	1	0	0
Total Consumer [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	15,893	18,628	20,897
Recognized interest income	906	1,011	1,115
Real estate 1-4 family first mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	13,326	15,857	17,924
Recognized interest income	730	828	921
Real estate 1-4 family junior lien mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	2,041	2,294	2,480
Recognized interest income	121	132	137
Credit Card [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	323	295	317
Recognized interest income	36	34	39
Automobile [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	86	93	115
Recognized interest income	11	11	13
Other revolving credit and installment [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	117	89	61
Recognized interest income	$ 8	$ 6	$ 5